Income And Expenses - Additional Information (Detail) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income And Expenses [Abstract]
Capitalised cost of depreciation	€ 3,429,000	€ 1,043,000	€ 279,000